Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	$ 659	$ 685
Pension obligations	257	607
Non-capital losses	265	323
Non-depreciable capital property	273	271
Tax credit carryforwards	148	119
Investment in subsidiaries	99	100
Environmental expenditures	44	48
Deferred income tax assets gross	1,745	2,153
Less: valuation allowance	(378)	(380)
Total deferred income tax assets	1,367	1,773
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	1,304	976
Regulatory assets and liabilities	308	728
Other	4	1
Total deferred income tax liabilities	1,616	1,705
Net deferred income tax assets (liabilities)	$ (249)
Net deferred income tax assets (liabilities)		$ 68